                                RETAIL CLASSES OF

                             AIM HIGH YIELD FUND II
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated January 24, 2003
        to the Statement of Additional Information dated December 2, 2002

The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

         "The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                               TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR
  POSITION(S) HELD WITH        OFFICER               PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
        THE TRUST               SINCE                  DURING PAST 5 YEARS                             HELD BY TRUSTEE
------------------------       -------               -----------------------                        ---------------------

INTERESTED PERSONS

Robert H. Graham* --  1946     1988          Director and Chairman, A I M Management        None
Trustee, Chairman and                        Group Inc. (financial services holding
President                                    company); and Director and Vice Chairman,
                                             AMVESCAP PLC (parent of AIM and a global
                                             investment management firm); formerly,
                                             President and Chief Executive Officer, A I M
                                             Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director
                                             and Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker
                                             dealer), A I M Fund Services, Inc.,
                                             (registered transfer agent), and Fund
                                             Management Company (registered broker
                                             dealer)

Mark H. Williamson** -- 1951   2003          Director, President and Chief Executive        Director, Chairman, President
Trustee                                      Officer, A I M Management Group Inc.           and Chief Executive Officer,
                                             (financial services holding company);          INVESCO Bond Funds, Inc.,
                                             Director, Chairman and President, A I M        INVESCO Combination Stock & Bond
                                             Advisors, Inc. (registered investment          Funds, Inc., INVESCO Counselor
                                             advisor); Director, A I M Capital              Series Funds, Inc., INVESCO
                                             Management, Inc. (registered investment        International Funds, Inc.,
                                             advisor) and A I M Distributors, Inc.          INVESCO Manager Series Funds,
                                             (registered broker dealer), Director and       Inc., INVESCO Money Market
                                             Chairman, A I M Fund Services, Inc.,           Funds, Inc., INVESCO Sector
                                             (registered transfer agent), and Fund          Funds, Inc., INVESCO Stock
                                             Management Company (registered broker          Funds, Inc., INVESCO Treasurer's
                                             dealer); and Chief Executive Officer,          Series Funds, Inc. and INVESCO
                                             AMVESCAP PLC - AIM Division (parent of AIM     Variable Investment Funds, Inc."
                                             and a global investment management firm);
                                             formerly, Chief Executive Officer, INVESCO
                                             Funds Group, Inc.

----------
* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                             INSTITUTIONAL CLASS OF

                       AIM LIMITED MATURITY TREASURY FUND

              (SERIES PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated January 24, 2003
        to the Statement of Additional Information dated December 2, 2002


The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                               TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR
  POSITION(S) HELD WITH        OFFICER               PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
        THE TRUST               SINCE                  DURING PAST 5 YEARS                             HELD BY TRUSTEE
------------------------       -------               -----------------------                        ---------------------

INTERESTED PERSONS

Robert H. Graham* --  1946     1988          Director and Chairman, A I M Management                None
Trustee, Chairman and                        Group Inc. (financial services holding
President                                    company); and Director and Vice Chairman,
                                             AMVESCAP PLC (parent of AIM and a global
                                             investment management firm); formerly,
                                             President and Chief Executive Officer, A I M
                                             Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director
                                             and Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker
                                             dealer), A I M Fund Services, Inc.,
                                             (registered transfer agent), and Fund
                                             Management Company (registered broker
                                             dealer)

----------
* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                               TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR
  POSITION(S) HELD WITH        OFFICER               PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
        THE TRUST               SINCE                  DURING PAST 5 YEARS                             HELD BY TRUSTEE
------------------------       -------               -----------------------                        ---------------------
Mark H. Williamson** -- 1951   2003          Director, President and Chief Executive         Director, Chairman, President
Trustee                                      Officer, A I M Management Group Inc.            and Chief Executive Officer,
                                             (financial services holding company);           INVESCO Bond Funds, Inc.,
                                             Director, Chairman and President, A I M         INVESCO Combination Stock & Bond
                                             Advisors, Inc. (registered investment           Funds, Inc., INVESCO Counselor
                                             advisor); Director, A I M Capital               Series Funds, Inc., INVESCO
                                             Management, Inc. (registered investment         International Funds, Inc.,
                                             advisor) and A I M Distributors, Inc.           INVESCO Manager Series Funds,
                                             (registered broker dealer), Director and        Inc., INVESCO Money Market
                                             Chairman, A I M Fund Services, Inc.,            Funds, Inc., INVESCO Sector
                                             (registered transfer agent), and Fund           Funds, Inc., INVESCO Stock
                                             Management Company (registered broker           Funds, Inc., INVESCO Treasurer's
                                             dealer); and Chief Executive Officer,           Series Funds, Inc. and INVESCO
                                             AMVESCAP PLC - AIM Division (parent of AIM      Variable Investment Funds, Inc."
                                             and a global investment management firm);
                                             formerly, Chief Executive Officer, INVESCO
                                             Funds Group, Inc.

----------
** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.